Offerings - Offering: 1	Dec. 29, 2025 USD ($)
Offering:
Other Rule	true
Security Type	Equity
Amount Registered	2,661,600
Proposed Maximum Offering Price per Unit	0.51
Maximum Aggregate Offering Price	$ 1,357,416
Offering Note
(1)

Pursuant to Rule 416(a) under the Securities Act, this Registration Statement shall also cover any additional shares of common stock of the registrant that become issuable as a result of any stock dividend, stock split, recapitalization, or other similar transaction effected without the receipt of consideration that results in an increase to the number of outstanding shares of the registrant's common stock, as applicable.

(2)

The registration fee was calculated pursuant to Rule 457(c) of the Securities Act of 1933, as amended, based on average of the high and low prices of the common stock of the registrant as reported on the Nasdaq Capital Market, on December 26, 2025, which was within five business days prior to the filing of this registration statement.

(3)	Rounded up to the nearest cent.